Note 38 (Tables)	12 Months Ended
Dec. 31, 2024
Dividend income [Abstract]
Dividend income breakdown by headline [Table Text Block]
The balances for this heading in the consolidated income statements correspond to dividends on shares and equity instruments other than those from shares in entities accounted for using the equity method (see Note 39), as shown in the breakdown below:

Dividend income (Millions of Euros)
	2024	2023	2022
Non-trading financial assets mandatorily at fair value through profit or loss	10	11	15
Financial assets at fair value through other comprehensive income ⁽¹⁾	109	107	108
Total	120	118	123
(1) Dividend income corresponds mainly to investments held at the end of the year.